Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Truck, Parts and Other	Dec. 31, 2011 Truck, Parts and Other	Dec. 31, 2012 Truck, Parts and Other Building and Building Improvements Minimum	Dec. 31, 2012 Truck, Parts and Other Building and Building Improvements Maximum	Dec. 31, 2012 Truck, Parts and Other Machinery Equipment And Production Tooling Minimum	Dec. 31, 2012 Truck, Parts and Other Machinery Equipment And Production Tooling Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						10 years	40 years	3 years	12 years
Land				$ 231.0	$ 211.6
Buildings and improvements				960.1	938.7
Machinery, equipment and production tooling				2,678.6	2,387.9
Construction in progress				667.9	552.2
Property, Plant and Equipment, Gross, Total				4,537.6	4,090.4
Less allowance for depreciation				(2,224.7)	(2,117.1)
Property, plant and equipment, net	$ 2,312.9	$ 1,973.3	$ 1,673.7	$ 2,312.9	$ 1,973.3